Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings,Pension (Detail) - Pension Benefits - USD ($)
$ in Thousands
	May 31, 2018	May 31, 2017
U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (197,821)	$ (205,942)
Prior service (costs) credits	(135)	(252)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(197,956)	(206,194)
Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(35,668)	(41,000)
Prior service (costs) credits	224	185
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (35,444)	$ (40,815)